Investments in Film	12 Months Ended
Jun. 30, 2024
Investments in Film [Abstract]
INVESTMENTS IN FILM
3.	INVESTMENTS IN FILM

	As of June 30,
	2024	2023
Investments in film- current	$885,800	$885,824
Investments in film- non current	535,857	-
	$1,421,657	$885,824

One film was on show and was planned to liquidate the return to investors in June 2025. It was classified as current portion of investments in film. Another one was in the process of producing, which will not be able to liquidate within one year. The Company did not make any impairment for these investments in films as of June 30, 2024.